-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21785
                                  ----------------------------------------------

                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  125 South Market Street, Suite 1200    San Jose, California         95113
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                                 Kevin M. Landis

Firsthand Capital Management, Inc.  125 South Market Street, Suite 1200   San Jose, CA 95113
--------------------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 521-5000
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------------------------

Date of reporting period:       June 30, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.





                                BLACK PEARL FUNDS


                             Black Pearl Focus Fund

                           Black Pearl Long Short Fund














                               SEMI-ANNUAL REPORT

                                  June 30, 2006

                                   (unaudited)







                               INVESTMENT ADVISOR
                       Firsthand Capital Management, Inc.
                                  San Jose, CA

BLACK PEARL FOCUS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
June 30, 2006 (unaudited)

HOLDINGS BY INDUSTRY                                          % OF NET ASSETS
-----------------------------------------------------------------------------
Information Technology                                            55.3%
Consumer Discretionary                                            24.2%
Telecommunications Services                                       11.3%
Health Care                                                        6.3%
Industrials                                                        1.5%
Cash  Equivalents, Other Assets and Liabilties                     1.4%



TOP TEN HOLDINGS                                              % OF NET ASSETS
-----------------------------------------------------------------------------
NII Holdings, Inc.                                                 4.8%
Intuit, Inc.                                                       4.8%
Fiserv, Inc.                                                       4.6%
NVIDIA Corp.                                                       4.4%
Lincare Holdings, Inc.                                             4.4%
Sears Holdings Corp.                                               4.4%
Millicom International Cellular S.A. - Sponsored ADR               4.4%
Ross Stores, Inc.                                                  4.3%
Apollo Group, Inc. - Class A                                       4.3%
Citrix Systems, Inc.                                               4.3%

BLACK PEARL LONG SHORT FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
June 30, 2006 (unaudited)

LONG HOLDINGS BY INDUSTRY                                     % OF NET ASSETS
-----------------------------------------------------------------------------
Information Technology                                            57.9%
Consumer Discretionary                                            25.5%
Telecommunications Services                                       11.8%
Health Care                                                        6.7%
Industrials                                                        1.5%
Cash Equivalents, Other Assets and Liabilties                    (3.4%)



TOP TEN LONG HOLDINGS                                         % OF NET ASSETS
-----------------------------------------------------------------------------
NII Holdings, Inc.                                                 5.1%
Intuit, Inc.                                                       5.0%
Fiserv, Inc.                                                       4.8%
Sears Holdings Corp.                                               4.7%
Lincare Holdings, Inc.                                             4.6%
NVIDIA Corp.                                                       4.6%
Millicom International Cellular S.A. - Sponsored ADR               4.6%
Ross Stores, Inc.                                                  4.5%
Apollo Group, Inc. - Class A                                       4.5%
Citrix Systems, Inc.                                               4.5%


BLACK PEARL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                            BLACK PEARL       BLACK PEARL
                                                                            FOCUS FUND      LONG SHORT FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
     At acquisition cost                                                   $   559,746         $   791,482
                                                                           ===========         ===========
     At value (Note 2)                                                     $   565,922         $   795,255
Deposits with brokers for securities sold short (Note 2)                          --               651,355
Interest receivable                                                                 35                  34
                                                                           -----------         -----------
     TOTAL ASSETS                                                              565,957           1,446,644
                                                                           -----------         -----------

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $660,477)                      --               683,213
Dividends payable on securities sold short (Note 2)                               --                   157
Payable to Advisor (Note 4)                                                        600               1,500
                                                                           -----------         -----------
     TOTAL LIABILITIES                                                             600             684,870
                                                                           -----------         -----------

NET ASSETS                                                                 $   565,357         $   761,774
                                                                           ===========         ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                            $   544,437         $   854,150
Accumulated net investment loss                                                 (3,130)             (9,936)
Accumulated net realized gains (losses) from security transactions              17,874             (63,477)
Net unrealized appreciation (depreciation) on:
     Investments                                                                 6,176               3,773
     Short positions                                                              --               (22,736)
                                                                           -----------         -----------
NET ASSETS                                                                 $   565,357         $   761,774
                                                                           ===========         ===========

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                                 54,162              85,142
                                                                           ===========         ===========

Net asset value, redemption price and offering price per share  (Note 2)   $     10.44         $      8.95
                                                                           ===========         ===========


See accompanying notes to financial statements.




                                       3

BLACK PEARL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2006 (unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                            BLACK PEARL       BLACK PEARL
                                                                            FOCUS FUND      LONG SHORT FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividends                                                             $       564         $       723
     Interest                                                                      231                 164
                                                                           -----------         -----------
          TOTAL INVESTMENT INCOME                                                  795                 887
                                                                           -----------         -----------

EXPENSES
     Investment advisory fees (Note 4)                                           4,529               9,386
     Administration fees (Note 4)                                                1,359               1,691
     Dividend expense on securities sold short (Note 2)                           --                 1,256
     Margin account interest expense                                              --                   933
                                                                           -----------         -----------
          TOTAL EXPENSES                                                         5,888              13,266
     Fees waived by the Advisor (Note 4)                                        (1,963)             (2,443)
                                                                           -----------         -----------
          NET EXPENSES                                                           3,925              10,823
                                                                           -----------         -----------

NET INVESTMENT LOSS                                                             (3,130)             (9,936)
                                                                           -----------         -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
     ON INVESTMENTS
     Net realized gains (losses) from security transactions of:
          Investments                                                           17,873             (31,140)
          Short positions                                                         --               (32,337)
     Net change in unrealized appreciation (depreciation) on:
          Investments                                                          (38,985)             (2,026)
          Short positions                                                         --               (40,932)
                                                                           -----------         -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
     ON INVESTMENTS                                                            (21,112)           (106,435)
                                                                           -----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                                                       $   (24,242)        $  (116,371)
                                                                           ===========         ===========

See accompanying notes to financial statements.


BLACK PEARL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended June 30, 2006, and December 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
                                                                            BLACK PEARL                    BLACK PEARL
                                                                            FOCUS FUND                    LONG SHORT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS                         SIX MONTHS
                                                                     ENDED          PERIOD ENDED        ENDED       PERIOD ENDED
                                                                 JUNE 30, 2006      DECEMBER 31,    JUNE 30, 2006    DECEMBER 31,
                                                                  (UNAUDITED)         2005 (a)       (UNAUDITED)       2005(a)
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment loss                                         $   (3,130)        $    (813)     $    (9,936)     $    (850)
     Net realized gains (losses) from security transactions of:
       Investments                                                   17,873            10,251          (31,140)          --
       Short positions                                                 --                --            (32,337)          --
     Net change in unrealized appreciation (depreciation) on:
       Investments                                                  (38,985)           45,161           (2,026)         5,799
       Short positions                                                 --                --            (40,932)        18,196
                                                                 ----------------------------------------------------------------
Net increase (decrease) in net assets from operations               (24,242)           54,599         (116,371)        23,145
                                                                 ----------------------------------------------------------------

FROM DISTRIBUTIONS
     Distributions from net realized gains                           (9,437)             --               --             --
                                                                 ----------------------------------------------------------------


FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                         --              35,000          320,000         35,000
     Net asset value of shares issued in reinvestment
      of distributions to shareholders                                9,437              --               --             --
                                                                 ----------------------------------------------------------------
Net increase in net assets from capital share transactions            9,437            35,000          320,000         35,000
                                                                 ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS                                                     (24,242)           89,599          203,629         58,145

NET ASSETS
     Beginning of period                                            589,599           500,000          558,145        500,000
                                                                 ----------------------------------------------------------------
     End of period                                               $  565,357         $ 589,599      $   761,774      $ 558,145
                                                                 ================================================================

ACCUMULATED NET INVESTMENT LOSS                                  $   (3,130)        $     -        $    (9,936)     $     -
                                                                 ================================================================
CAPITAL SHARE ACTIVITY
     Shares sold                                                        -               3,258           31,750          3,392
     Shares reinvested                                                  904               -                -              -
                                                                 ----------------------------------------------------------------
     Net increase from capital share activity                           904             3,258           31,750          3,392
     Shares outstanding, beginning of period                         53,258            50,000           53,392         50,000
                                                                 ----------------------------------------------------------------

     Shares outstanding, end of period                               54,162            53,258           85,142         53,392
                                                                 ================================================================

(a) Represents the period from the commencement of operations (November 1, 2005 for Black Pearl Focus Fund and November 30, 2005 for Black Pearl Long Short
     Fund) through December 31, 2005.


See accompanying notes to financial statements.


BLACK PEARL FOCUS FUND
FINANCIAL HIGHLIGHTS
============================================================================================================
                                                                          SIX MONTHS            PERIOD
                                                                             ENDED               ENDED
                                                                         JUNE 30, 2006        DECEMBER 31,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:             (UNAUDITED)           2005 (a)
------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of period                              $    11.07          $    10.00
                                                                         ----------          ----------

     Income (loss) from investment operations:
         Net investment loss                                                  (0.06)              (0.02)
         Net realized and unrealized gains (losses) on investments            (0.39)               1.09
                                                                         ----------          ----------
     Total from investment operations                                         (0.45)               1.07
                                                                         ----------          ----------

     Less distributions:
         Distributions from net realized gains                                (0.18)             -
                                                                         ----------          ----------

     Net asset value at end of period                                    $    10.44          $    11.07
                                                                         ==========          ==========

RATIOS AND SUPPLEMENTAL DATA:
     Total return (b)                                                        (4.09%)(c)          10.70%(c)
                                                                         ==========          ==========

     Net assets at end of period                                         $  565,357          $  589,599
                                                                         ==========          ==========

     Ratio of gross expenses to average net assets                             1.95%(e)           1.95%(e)

     Ratio of net expenses to average net assets (d)                           1.30%(e)           1.30%(e)

     Ratio of net investment loss to average net assets                      (1.04%)(e)         (0.89%)(e)

     Portfolio turnover rate                                                    334%(e)             38%(c)

------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (November 1, 2005) through December 31, 2005.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e)  Annualized.


See accompanying notes to financial statements.


BLACK PEARL LONG SHORT FUND
FINANCIAL HIGHLIGHTS
============================================================================================================
                                                                          SIX MONTHS            PERIOD
                                                                             ENDED               ENDED
                                                                         JUNE 30, 2006        DECEMBER 31,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:             (UNAUDITED)           2005 (a)
------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of period                              $    10.45          $    10.00
                                                                         ----------          ----------

     Income (loss) from investment operations:
         Net investment loss                                                  (0.12)              (0.02)
         Net realized and unrealized gains (losses) on investments            (1.38)               0.47
                                                                         ----------          ----------
     Total from investment operations                                         (1.50)               0.45
                                                                         ----------          ----------

     Net asset value at end of period                                    $     8.95          $    10.45
                                                                         ==========          ==========

RATIOS AND SUPPLEMENTAL DATA:
     Total return (b)                                                      (14.35%)(c)            4.50%(c)
                                                                         ==========          ==========

     Net assets at end of period                                         $  761,774          $  558,145
                                                                         ==========          ==========

     Ratio of gross expenses to average net assets                            3.52%(f)            3.40%(f)

     Ratio of net expenses to average net assets (d)                          2.88%(f)            2.75%(f)

     Ratio of net expenses to average net assets excluding short sale
       dividends and margin interest expenses (d)(e)                          2.30%(f)            2.30%(f)

     Ratio of net investment loss to average net assets (e)                 (2.64%)(f)          (1.91%)(f)

     Portfolio turnover rate                                                   331%(f)               0%(c)
------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (November 30, 2005) through December 31, 2005.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e) Short sale dividends and margin interest expenses totaled 0.58% (f) and 0.45% (f) of average net assets for the periods ended June 30, 2006 and December 31, 2005, respectively

(f)  Annualized.


See accompanying notes to financial statements.

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
================================================================================
   SHARES    COMMON STOCKS - 98.6%                                      VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 24.2%
      470    Apollo Group, Inc. - Class A (a)                       $   24,285
      305    Lamar Advertising Co. (a)                                  16,427
      925    PetSmart, Inc.                                             23,680
      875    Ross Stores, Inc.                                          24,544
      160    Sears Holdings Corp. (a)                                   24,774
    1,330    Urban Outfitters, Inc. (a)                                 23,262
                                                                    ----------
                                                                       136,972
                                                                    ----------

             HEALTH CARE - 6.3%
      660    Lincare Holdings, Inc. (a)                                 24,975
      310    Patterson Companies, Inc. (a)                              10,828
                                                                    ----------
                                                                        35,803
                                                                    ----------
             INDUSTRIALS - 1.5%
      420    American Power Conversion Corp.                             8,186
                                                                    ----------

             INFORMATION TECHNOLOGY - 55.3%
    1,495    ATI Technologies, Inc. (a)                                 21,827
      360    Akamai Technologies, Inc. (a)                              13,028
    1,200    BEA Systems, Inc. (a)                                      15,708
      420    Broadcom Corp. - Class A (a)                               12,621
    1,075    Cadence Design Systems, Inc. (a)                           18,436
      605    Citrix Systems, Inc. (a)                                   24,285
      260    Cognizant Technology Solutions Corp. (a)                   17,516
      570    Fiserv, Inc. (a)                                           25,855
    1,140    Flextronics International, Ltd. - Sponsored ADR (a)        12,107
      445    Intuit, Inc. (a)                                           26,874
    1,955    JDS Uniphase Corp. (a)                                      4,946
      270    LAM Research Corp. (a)                                     12,587
    1,175    NVIDIA Corp. (a)                                           25,016
      200    QUALCOMM, Inc.                                              8,014
      605    Red Hat, Inc. (a)                                          14,157
      430    SanDisk Corp. (a)                                          21,921
    3,885    Sun Microsystems, Inc. (a)                                 16,123
    1,625    Tellabs, Inc. (a)                                          21,629
                                                                    ----------
                                                                       312,650
                                                                    ----------

             TELECOMMUNICATIONS SERVICES - 11.3%
      545    Millicom International Cellular S.A. - Sponsored ADR (a)   24,760
      485    NII Holdings, Inc. (a)                                     27,344
      460    NTL, Inc.                                                  11,454
                                                                    ----------
                                                                        63,558
                                                                    ----------

             TOTAL COMMON STOCKS (Cost $550,993)                       557,169
                                                                    ----------

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    MONEY MARKET SECURITIES - 1.5%                            VALUE
--------------------------------------------------------------------------------
    8,753    PNC Bank Money Market Account (Cost $8,753)            $    8,753
                                                                    ----------

             TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $559,746)       565,922

             LIABILITES IN EXCESS OF OTHER ASSETS - (0.1%)                (565)
                                                                    ----------

             TOTAL NET ASSETS - 100.0%                              $  565,357
                                                                    ==========

(a)  Non-income producing security.
ADR - American Depositary Receipt

 See accompanying notes to financial statements.

BLACK PEARL LONG SHORT FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
================================================================================
   SHARES    COMMON STOCKS - 103.4%                                    VALUE
================================================================================
             CONSUMER DISCRETIONARY - 25.5%
      665    Apollo Group, Inc. - Class A (a)(b)                    $   34,361
      430    Lamar Advertising Co. (a)(b)                               23,160
    1,305    PetSmart, Inc. (b)                                         33,408
    1,230    Ross Stores, Inc. (b)                                      34,501
      230    Sears Holdings Corp. (a)(b)                                35,613
    1,875    Urban Outfitters, Inc. (a)(b)                              32,794
                                                                    ----------
                                                                       193,837
                                                                    ----------
             HEALTH CARE - 6.7%
      935    Lincare Holdings, Inc. (a)(b)                              35,381
      440    Patterson Companies, Inc. (a)(b)                           15,369
                                                                    ----------
                                                                        50,750
                                                                    ----------
             INDUSTRIALS - 1.5%
      590    American Power Conversion Corp. (b)                        11,499
                                                                    ----------

             INFORMATION TECHNOLOGY - 57.9%
    2,105    ATI Technologies, Inc. (a)(b)                              30,733
      510    Akamai Technologies, Inc. (a)(b)                           18,457
    1,695    BEA Systems, Inc. (a) (b)                                  22,187
      590    Broadcom Corp. - Class A (a)(b)                            17,729
    1,520    Cadence Design Systems, Inc. (a)(b)                        26,068
      855    Citrix Systems, Inc. (a) (b)                               34,320
      370    Cognizant Technology Solutions Corp. (a)(b)                24,927
      805    Fiserv, Inc. (a) (b)                                       36,515
    1,605    Flextronics International, Ltd. - Sponsored ADR (a)(b)     17,045
      630    Intuit, Inc. (a) (b)                                       38,046
    2,760    JDS Uniphase Corp. (a)(b)                                   6,983
      385    LAM Research Corp. (a)(b)                                  17,949
    1,655    NVIDIA Corp. (a)(b)                                        35,235
      280    QUALCOMM, Inc. (b)                                         11,219
      850    Red Hat, Inc. (a)(b)                                       19,890
      605    SanDisk Corp. (a)(b)                                       30,843
    5,480    Sun Microsystems, Inc. (a)(b)                              22,742
    2,290    Tellabs, Inc. (a)(b)                                       30,480
                                                                    ----------
                                                                       441,368
                                                                    ----------
             TELECOMMUNICATIONS SERVICES - 11.8%
      770    Millicom International Cellular S.A. - Sponsored
              ADR (a)(b)                                                34,981
      690    NII Holdings, Inc. (a)(b)                                  38,902
      650    NTL, Inc. (b)                                              16,185
                                                                    ----------
                                                                        90,068
                                                                    ----------

             TOTAL COMMON STOCKS (Cost $783,749)                       787,522
                                                                    ----------

BLACK PEARL LONG SHORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    MONEY MARKET SECURITIES - 1.0%                            VALUE
--------------------------------------------------------------------------------

    7,733    PNC Bank Money Market Account (Cost $7,733)            $    7,733
                                                                    ----------

             TOTAL INVESTMENTS AT VALUE - 104.4% (Cost $791,482)       795,255

             LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4%)            (33,481)
                                                                    ----------

             TOTAL NET ASSETS - 100.0%                              $  761,774
                                                                    ==========

(a)  Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.
ADR - American Depositary Receipt

 See accompanying notes to financial statements.

BLACK PEARL LONG SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2006 (unaudited)
================================================================================
  SHARES     COMMON STOCKS - 84.2%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 20.6%
    1,090    Monster Worldwide, Inc. (a)                            $   46,499
   11,740    Sirius Satellite Radio, Inc. (a)                           55,765
      745    Wynn Resorts Ltd. (a)                                      54,609
                                                                    ----------
                                                                       156,873
                                                                    ----------
             HEALTH CARE - 24.2%
      180    Amlyin Pharmaceuticals, Inc. (a)                            8,887
      110    Express Scripts, Inc. (a)                                   7,891
                                                                    ----------
                                                                        16,778
                                                                    ----------
             INDUSTRIALS - 22.9%
    1,205    C.H. Robinson Worldwide, Inc.                              64,226
    1,080    Expeditors International of Washington, Inc.               60,491
    1,235    Fastenal Co.                                               49,758
                                                                    ----------
                                                                       174,475
                                                                    ----------
             INFORMATION TECHNOLOGY - 36.8%
    1,855    Adobe Systems, Inc.                                        56,318
    1,265    Electronic Arts, Inc. (a)                                  54,446
    2,950    Intel Corp.                                                55,902
    3,340    Juniper Networks, Inc. (a)                                 53,407
      570    Garmin, Ltd. - Sponsored ADR                               60,101
                                                                    ----------
                                                                       280,174
                                                                    ----------
             TELECOMMUNICATIONS SERVICES - 7.2%
    2,370    VeriSign, Inc. (a)                                         54,913
                                                                    ----------


             TOTAL SECURITIES SOLD SHORT - 89.7%
               (Proceeds $660,477)                                  $  683,213
                                                                    ==========

(a)  Non-income producing security.
ADR - American Depositary Receipt

 See accompanying notes to financial statements.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Black Pearl Focus Fund and Black Pearl Long Short Fund (the "Funds") are each a non-diversified series of Black Pearl Funds (the "Trust"), an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated July 8, 2005. On September 16, 2005, 50,000 shares of each Fund were issued for cash, at $10.00 per share, to Firsthand Capital Management, Inc. (the "Advisor"), the investment advisor to the Funds. Black Pearl Focus Fund and Black Pearl Long Short Fund commenced operations on November 1, 2005 and November 30, 2005, respectively.

The investment objective of Black Pearl Focus Fund is long-term growth of capital. The investment objective of Black Pearl Long Short Fund is long-term growth of capital while reducing exposure to general equity market risk.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities (including securities sold short) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. With regards to a Fund's long positions, if a security is not traded on the valuation date, the security will be valued at its most recent bid price. In the case of a Fund's short positions, if a security is not traded that day, the security will be valued at its most recent ask price. Securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price for long positions and most recent closing ask price for short positions as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Short positions - Black Pearl Long Short Fund may sell securities short for the investment purposes described in the Fund's prospectus. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents, and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.


BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------------------------

The  following  information  is computed on a tax basis for each item as of June 30, 2006:

       ------------------------------------------------------------------------------------------
                                                                 BLACK PEARL     BLACK PEARL LONG
                                                                 FOCUS FUND        SHORT FUND
       ------------------------------------------------------------------------------------------
       Tax cost of portfolio investments (long positions)        $   559,949       $   792,168
       Tax cost of securities sold short                                   -          (663,130)
                                                               ----------------   ---------------
       Tax cost of portfolio investments and securities
       sold short                                                $   559,949       $   129,038
                                                               ================   ===============
       Gross tax unrealized appreciation                         $    29,986       $    50,677
                                                                                       (72,978)
       Gross tax unrealized depreciation                             (24,013)
                                                               ----------------   ---------------
       Net tax unrealized appreciation (depreciation)                  5,973           (22,301)
       Accumulated ordinary loss                                      (3,130)           (9,936)
       Net realized gains (losses)                                    18,077           (60,139)
                                                               ================   ===============
       Accumulated earnings (losses)                             $    20,920       $   (92,376)
                                                               ================   ===============
-------------------------------------------------------------------------------------------------


3.  INVESTMENT TRANSACTIONS

During the six months ended June 30, 2006,  cost of purchases  and proceeds from
sales  of  investment  securities,  other  than  short-term  investments,   U.S.
government securities and short positions, were as follows:

       ------------------------------------------------------------------------------------------
                                                                 BLACK PEARL     BLACK PEARL LONG
                                                                 FOCUS FUND        SHORT FUND
       ------------------------------------------------------------------------------------------
       Cost of purchases of investment securities                $ 1,002,852     $   1,534,140
                                                               ================   ================
       Proceeds from sales of investment securities              $   979,360     $   1,227,631
                                                               ================   ================
       ------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Firsthand Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Funds. For its services, Black Pearl Focus Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 1.50% of its average daily net assets and Black Pearl Long Short Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 2.50% of its average daily net assets.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

The Advisor has contractually agreed (for a period of two years from each Fund's commencement of operations) to reduce its fees and/or to make expense reimbursements so that each Fund's total operating expenses are limited to 1.30% of Black Pearl Focus Fund's average daily net assets and 2.30% (excluding short sale dividends and expenses) of Black Pearl Long Short Fund's average daily net assets. During the six months ended June 30, 2006, the Advisor waived investment advisory fees of $1,963 and $2,443 for Black Pearl Focus Fund and Black Pearl Long Short Fund, respectively. These waivers are not subject to recoupment.

ADMINISTRATION AGREEMENT
The Advisor is responsible for the provision of administrative and supervisory services to the Funds. For its services, each Fund pays to the Advisor, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

MUTUAL FUND SERVICES AGREEMENT
The Funds are party to a mutual fund services agreement with Ultimus Fund Solutions, LLC ("Ultimus") under which Ultimus provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Funds) pursuant to the Administration Agreement between the Funds and the Advisor.

DISTRIBUTION AGREEMENT
The Funds and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Funds and serves as principal underwriter to the Fund. The Advisor, not the Funds, is responsible for payment of the distribution fees.

Certain trustees and officers of the Trust are directors and officers of the Advisor or of Ultimus.

BLACK PEARL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. Operating expenses, which are deducted from each Fund's gross income, directly reduce the investment returns of the Funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemptions fees, nor do they impose a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

BLACK PEARL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                Beginning                Ending
                                              Account Value          Account Value          Expenses Paid
                                              January 1, 2006        June 30, 2006         During Period*
---------------------------------------------------------------------------------------------------------
BLACK PEARL FOCUS FUND
---------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                     $1,000.00              $  959.10              $  6.31
Based on Hypothetical 5% Return
   (before expenses)                            $1,000.00              $1,018.35              $  6.51
---------------------------------------------------------------------------------------------------------
BLACK PEARL LONG SHORT FUND
---------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                     $1,000.00              $  856.50              $ 13.26
Based on Hypothetical 5% Return
   (before expenses)                            $1,000.00              $1,010.51              $ 14.36
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                 Black Pearl Focus Fund                   1.30%
                 Black Pearl Long Short Fund              2.88%


OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling 1-408-521-5000, or on the SEC's website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is also available without charge upon request by calling toll-free 1-888-277-6209, or on the SEC's website at http://www.sec.gov. The Funds' voting record is also available on the Funds' website at http://www.blackpearlfunds.com.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-408-521-5000. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Black Pearl Funds
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Kevin M. Landis
                            ----------------------------------------------------
                            Kevin M. Landis, President

Date          August 31, 2006
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Kevin M. Landis
                            ----------------------------------------------------
                            Kevin M. Landis, President

Date          August 31, 2006
      -----------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                            ----------------------------------------------------
                            Mark J. Seger, Treasurer

Date          August 31, 2006
      -----------------------------------



* Print the name and title of each signing officer under his or her signature.